Financial Instruments (Details 3) - Level 2 - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Assets
Gross Fair Value	$ 1,069	$ 1,093	$ 164
Impact of Netting	(34)	(44)	(20)
Derivative Liabilities
Gross Fair Value	(35)	(45)	(55)
Impact of Netting	(34)	44	20
Current
Derivative Assets
Derivative instruments	746	752	47
Derivative Liabilities
Derivative instruments		(1)	(35)
Non-current
Derivative Assets
Derivative instruments		297	97
Derivative Liabilities
Derivative instruments	$ 0	0
oil, natural gas and NGLs derivative
Derivative Assets
Gross Fair Value		1,088	157
Derivative Liabilities
Gross Fair Value		(43)	(52)
Interest rate derivative
Derivative Assets
Gross Fair Value		5	7
Derivative Liabilities
Gross Fair Value		$ (2)	$ (3)